Risk management - Wholesale Banking: Forborne portfolio by economic sector (Details) - EUR (€) € in Millions	Dec. 31, 2021	Dec. 31, 2020
Disclosure Of Credit Risk Exposure [Table]
Forborne assets	€ 19,816	€ 19,816
Wholesale Banking [Member]
Disclosure Of Credit Risk Exposure [Table]
Forborne assets	9,798	10,176
Wholesale Banking [Member] | Natural resources [Member]
Disclosure Of Credit Risk Exposure [Table]
Forborne assets	2,047	2,370
Wholesale Banking [Member] | Transportation & Logistics [member]
Disclosure Of Credit Risk Exposure [Table]
Forborne assets	1,336	1,453
Wholesale Banking [Member] | General Industries [Member]
Disclosure Of Credit Risk Exposure [Table]
Forborne assets	366	661
Wholesale Banking [Member] | Food, Beverages & Personal Care [member]
Disclosure Of Credit Risk Exposure [Table]
Forborne assets	1,202	1,475
Wholesale Banking [Member] | Real estate [member]
Disclosure Of Credit Risk Exposure [Table]
Forborne assets	1,665	529
Wholesale Banking [Member] | Chemicals, Health & Pharmaceuticals [Member]
Disclosure Of Credit Risk Exposure [Table]
Forborne assets	347	394
Wholesale Banking [Member] | Builders & Contractors [Member]
Disclosure Of Credit Risk Exposure [Table]
Forborne assets	177	449
Wholesale Banking [Member] | Utilities [Member]
Disclosure Of Credit Risk Exposure [Table]
Forborne assets	407	290
Wholesale Banking [Member] | Services [Member]
Disclosure Of Credit Risk Exposure [Table]
Forborne assets	793	750
Wholesale Banking [Member] | Retail [member]
Disclosure Of Credit Risk Exposure [Table]
Forborne assets	361	346
Wholesale Banking [Member] | Automotive [Member]
Disclosure Of Credit Risk Exposure [Table]
Forborne assets	581	768
Wholesale Banking [Member] | Other [member]
Disclosure Of Credit Risk Exposure [Table]
Forborne assets	516	691
Performing [member]
Disclosure Of Credit Risk Exposure [Table]
Forborne assets	13,793	14,190
Performing [member] | Wholesale Banking [Member]
Disclosure Of Credit Risk Exposure [Table]
Forborne assets	7,455	7,849
Performing [member] | Wholesale Banking [Member] | Natural resources [Member]
Disclosure Of Credit Risk Exposure [Table]
Forborne assets	1,177	1,397
Performing [member] | Wholesale Banking [Member] | Transportation & Logistics [member]
Disclosure Of Credit Risk Exposure [Table]
Forborne assets	1,061	1,253
Performing [member] | Wholesale Banking [Member] | General Industries [Member]
Disclosure Of Credit Risk Exposure [Table]
Forborne assets	321	605
Performing [member] | Wholesale Banking [Member] | Food, Beverages & Personal Care [member]
Disclosure Of Credit Risk Exposure [Table]
Forborne assets	749	1,216
Performing [member] | Wholesale Banking [Member] | Real estate [member]
Disclosure Of Credit Risk Exposure [Table]
Forborne assets	1,570	365
Performing [member] | Wholesale Banking [Member] | Chemicals, Health & Pharmaceuticals [Member]
Disclosure Of Credit Risk Exposure [Table]
Forborne assets	324	364
Performing [member] | Wholesale Banking [Member] | Builders & Contractors [Member]
Disclosure Of Credit Risk Exposure [Table]
Forborne assets	135	370
Performing [member] | Wholesale Banking [Member] | Utilities [Member]
Disclosure Of Credit Risk Exposure [Table]
Forborne assets	271	141
Performing [member] | Wholesale Banking [Member] | Services [Member]
Disclosure Of Credit Risk Exposure [Table]
Forborne assets	687	643
Performing [member] | Wholesale Banking [Member] | Retail [member]
Disclosure Of Credit Risk Exposure [Table]
Forborne assets	304	296
Performing [member] | Wholesale Banking [Member] | Automotive [Member]
Disclosure Of Credit Risk Exposure [Table]
Forborne assets	535	714
Performing [member] | Wholesale Banking [Member] | Other [member]
Disclosure Of Credit Risk Exposure [Table]
Forborne assets	318	485
Non-performing [member]
Disclosure Of Credit Risk Exposure [Table]
Forborne assets	6,022	5,626
Non-performing [member] | Wholesale Banking [Member]
Disclosure Of Credit Risk Exposure [Table]
Forborne assets	2,343	2,327
Non-performing [member] | Wholesale Banking [Member] | Natural resources [Member]
Disclosure Of Credit Risk Exposure [Table]
Forborne assets	870	973
Non-performing [member] | Wholesale Banking [Member] | Transportation & Logistics [member]
Disclosure Of Credit Risk Exposure [Table]
Forborne assets	274	201
Non-performing [member] | Wholesale Banking [Member] | General Industries [Member]
Disclosure Of Credit Risk Exposure [Table]
Forborne assets	45	55
Non-performing [member] | Wholesale Banking [Member] | Food, Beverages & Personal Care [member]
Disclosure Of Credit Risk Exposure [Table]
Forborne assets	452	260
Non-performing [member] | Wholesale Banking [Member] | Real estate [member]
Disclosure Of Credit Risk Exposure [Table]
Forborne assets	95	165
Non-performing [member] | Wholesale Banking [Member] | Chemicals, Health & Pharmaceuticals [Member]
Disclosure Of Credit Risk Exposure [Table]
Forborne assets	22	30
Non-performing [member] | Wholesale Banking [Member] | Builders & Contractors [Member]
Disclosure Of Credit Risk Exposure [Table]
Forborne assets	41	78
Non-performing [member] | Wholesale Banking [Member] | Utilities [Member]
Disclosure Of Credit Risk Exposure [Table]
Forborne assets	136	149
Non-performing [member] | Wholesale Banking [Member] | Services [Member]
Disclosure Of Credit Risk Exposure [Table]
Forborne assets	106	106
Non-performing [member] | Wholesale Banking [Member] | Retail [member]
Disclosure Of Credit Risk Exposure [Table]
Forborne assets	57	49
Non-performing [member] | Wholesale Banking [Member] | Automotive [Member]
Disclosure Of Credit Risk Exposure [Table]
Forborne assets	46	54
Non-performing [member] | Wholesale Banking [Member] | Other [member]
Disclosure Of Credit Risk Exposure [Table]
Forborne assets	€ 197	€ 206